Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 4,330,062	$ 8,022,306
Accounts receivable, including $432,898 and $396,488 from related parties, net of allowance for credit losses of $3,145,168 and $862,580, as of September 30, 2024, and December 31, 2023, respectively	8,523,301	2,905,205
Inventories	482,251	350,353
Prepaid installation costs	1,072,090	4,915,064
Prepaid expenses and other current assets	1,178,432	40,403
Total current assets	15,586,136	16,233,331
Other assets	491,164	62,140
Property, equipment and other fixed assets, net	2,126,782	2,289,723
Right-of-use operating lease asset	1,402,462	1,135,668
Right-of-use finance lease asset	481,130	583,484
Intangibles, net		771,028
Goodwill	27,010,745	27,010,745
Total assets	47,098,419	48,086,119
Current liabilities
Accounts payable	4,856,529	4,699,855
Accrued expenses and other current liabilities, including $430,685 and $2,415,966 with related parties at September 30, 2024, and December 31, 2023, respectively	3,556,893	4,646,365
Current portion of long-term debt	291,036	294,398
Current portion of obligations under operating leases	576,890	539,599
Current portion of obligations under finance leases	127,341	118,416
Contract liabilities, including $0 and $1,160,848 with related parties as of September 30, 2024, and December 31, 2023, respectively	601,681	5,223,518
Total current liabilities	10,010,370	15,522,151
Obligations under operating leases, non-current	909,468	636,414
Obligations under finance leases, non-current	382,618	479,271
Other liabilities	1,000,000
Warrant liabilities	690,000
Long-term debt	567,563	825,764
Total liabilities	13,560,019	17,463,600
Commitments and contingencies (Note 16)
Redeemable noncontrolling interests
Convertible preferred units	15,862,110
Class B Units	57,003,700
Stockholders’ (deficit) equity
Additional paid-in capital	3,875,899	31,152,491
Accumulated deficit	(43,207,350)	(533,345)
Total stockholders’ (deficit) equity	(39,327,410)	30,622,519	$ 31,275,846
Total liabilities, redeemable noncontrolling interests and stockholders’ (deficit) equity	47,098,419	48,086,119
Related Party
Current liabilities
Accounts payable and accrued expenses		2,122,937
Esgen Acquisition Corp
Current assets
Cash		60,518	614,767
Prepaid expenses		19,279	31,110
Total current assets		79,797	645,877
Marketable securities and cash held in Trust Account		16,018,732	285,506,568
Total assets		16,098,529	286,152,445
Current liabilities
Accounts payable and accrued expenses		5,669,349	1,866,992
Total current liabilities		7,792,286	2,182,531
Warrant liabilities		1,113,600	796,224
Deferred underwriters fee			9,660,000
Total liabilities		8,905,886	12,638,755
Commitments and contingencies (Note 16)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 1,408,555 and 27,600,000 shares at redemption value as of December 31, 2023 and 2022, respectively		16,018,732	285,506,568
Stockholders’ (deficit) equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit		(8,826,779)	(11,993,568)
Total stockholders’ (deficit) equity		(8,826,089)	(11,992,878)
Total liabilities, redeemable noncontrolling interests and stockholders’ (deficit) equity		16,098,529	286,152,445
Esgen Acquisition Corp | Related Party
Current liabilities
Due to related party		339,193	144,193
Promissory note-related party		1,783,744	171,346
Class V Common Stock
Stockholders’ (deficit) equity
Common stock, value	3,523	3,373
Class A Common Stock
Stockholders’ (deficit) equity
Common stock, value	$ 518
Class A Common Stock | Esgen Acquisition Corp
Stockholders’ (deficit) equity
Common stock, value		562
Class B Shares | Esgen Acquisition Corp
Stockholders’ (deficit) equity
Common stock, value		$ 128	$ 690